Revenue and Other Income - Summary of Other Income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Material Income And Expense [Abstract]
Australian Government R&D grants	$ 907	$ 3,999	$ 10,507
Foreign exchange unrealized gain	443	87
Other		1
Total	$ 1,350	$ 4,087	$ 10,507